Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and contingencies	Commitments and contingencies
Purchase commitments for chargers and charging infrastructure
Significant expenditures for chargers and charging infrastructure contracted for, but not recognized as liabilities, as at December 31, 2023 were €4,890 thousand (December 31, 2022: €2,452 thousand). The Group uses these assets either as own chargers (property, plant and equipment) or as charging equipment to fulfill its obligations under development contracts entered into with its customers (inventory).
Purchase commitments for electricity
As disclosed in Note 29, Allego has entered into medium and long-term power purchase agreements for electricity. Significant expenditures for renewable electricity contracted for period between 2024 and 2035, but not recognized as liabilities, as at December 31, 2023 were €256,554 thousand (December 31, 2022: €69,701 thousand). Other purchase commitments for electricity contracted for, but not recognized as liabilities, as at December 31, 2023 were €27,960 thousand (December 31, 2022: €35,990 thousand). These commitments refer to periods between 2024 and 2027. The expected contractual electricity production till the end of 2035 is further detailed in Note 33.
Guarantees
On December 19, 2022, the Group has entered into a renewed facility agreement with a group of lenders led by Société Générale and Banco Santander, which included up to €30,000 thousand to be used for issuance of guarantees and letters of credit, refer to Note 25. The first letters of credit were issued on October 19, 2023 to Solarpark Lindenhof GmbH, as follows: one letter of credit from Banco Santander for the maximum original amount of €6,250 thousand and one letter of credit from Société Générale for the maximum original amount of €6,250 thousand. These letters of credit are not payable by the Group as of December 31, 2023, and the liability will be triggered only in case of non-delivery of physical settlement under the power purchase agreement. The commencement date of the operations of the Solarpark plant is planned to be in September 2024.